Supplemental Condensed Combining Information (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2010
Operating Activities:
Net Income	$ 393,694	$ 249,115
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	143,374	135,984
Change in deferred taxes, net	27,838	32,427
(Gain) loss on sale of fixed assets and investments	(8,749)	(607)
Stock Option Compensation Expense	6,546	7,132
Cash outflow from hedging	(15,578)	(57,111)
Investment gain	126,685	0
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(104,401)	(182,407)
Inventories, net	(28,852)	(73,393)
Prepaid expenses, other current and non-current assets	133,435	13,251
Accounts receivable from/payable to related parties	(26,118)	(4,630)
Accounts payable, accrued expenses and other current and non-current liabilities	30,552	32,913
Income tax payable	18,199	22,645
Dividend income from equity method investees	37,922	0
Net cash provided by (used in) operating activities	481,177	175,319
Investing Activities:
Purchases of property, plant and equipment	(124,418)	(117,166)
Proceeds from sale of property, plant and equipment	1,849	4,006
Disbursements of loans to related parties	0	0
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(1,702,802)	(338,792)
Proceeds from divestitures	176,721	0
Net cash (used in) provided by investing activities	(1,648,650)	(451,952)
Financing Activities:
Short-term borrowings, net	(23,197)	9,401
Long-term debt and capital lease obligations, net	1,663,175	876,406
Increase (decrease) of accounts receivable securitization program	(333,250)	(510,000)
Proceeds from exercise of stock options	4,354	1,821
Capital (decrease) increase	0	0
Distributions to noncontrolling interests	(32,366)	(25,052)
Contributions from noncontrolling interests	5,350	3,939
Net cash (used in) provided by financing activities	1,284,066	356,515
Effect of exchange rate changes on cash and cash equivalents	6,339	16,903
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	122,932	96,785
Cash and cash equivalents at beginning of period	457,292	522,870
Cash and cash equivalents at end of period	580,224	619,655
Issuers [Member] | FMC Finance III [Member]
Operating Activities:
Net Income		125
Changes in assets and liabilities, net of amounts from businesses acquired:
Prepaid expenses, other current and non-current assets		1
Accounts receivable from/payable to related parties		8,413
Accounts payable, accrued expenses and other current and non-current liabilities		(8,606)
Income tax payable		5
Net cash provided by (used in) operating activities		(62)
Financing Activities:
Payment of dividends [N]		0
Net cash (used in) provided by financing activities		0
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents		(62)	123
Cash and cash equivalents at end of period		61
Issuers [Member] | FMC US Finance [Member]
Operating Activities:
Net Income	1,067	125
Changes in assets and liabilities, net of amounts from businesses acquired:
Prepaid expenses, other current and non-current assets	0
Accounts receivable from/payable to related parties	4,829
Accounts payable, accrued expenses and other current and non-current liabilities	(7,273)
Income tax payable	639
Net cash provided by (used in) operating activities	(738)
Financing Activities:
Long-term debt and capital lease obligations, net	738
Capital (decrease) increase	0
Net cash (used in) provided by financing activities	738
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	0
Cash and cash equivalents at beginning of period	1
Cash and cash equivalents at end of period	0
Guarantors [Member] | Total FMC-AG and Co. KGaA [Member]
Operating Activities:
Net Income	370,498	220,701
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions	(313,741)	(197,375)
Depreciation and amortization	85	379
Change in deferred taxes, net	9,671	13,443
(Gain) loss on sale of fixed assets and investments		0
Stock Option Compensation Expense	(6,546)	7,132
Investment gain	0
Changes in assets and liabilities, net of amounts from businesses acquired:
Prepaid expenses, other current and non-current assets	139,972	(25,605)
Accounts receivable from/payable to related parties	(244,469)	(18,879)
Accounts payable, accrued expenses and other current and non-current liabilities	3,778	(32,676)
Income tax payable	(5,634)	20,962
Net cash provided by (used in) operating activities	3,863	(11,918)
Investing Activities:
Purchases of property, plant and equipment	(153)	(91)
Proceeds from sale of property, plant and equipment		0
Disbursements of loans to related parties	(15,680)	366,568
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(1,637,673)	(140)
Net cash (used in) provided by investing activities	(1,653,473)	366,337
Financing Activities:
Short-term borrowings, net	(13,837)	24,487
Long-term debt and capital lease obligations, net	1,668,422	(296,955)
Proceeds from exercise of stock options	3,771	1,665
Payment of dividends [N]	0	0
Net cash (used in) provided by financing activities	1,658,356	(270,803)
Effect of exchange rate changes on cash and cash equivalents	(8,720)	(3,479)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	26	80,137	147,177
Cash and cash equivalents at beginning of period	2
Cash and cash equivalents at end of period	28	227,314
Guarantors [Member] | D GmbH [Member]
Operating Activities:
Net Income	5,226	7,515
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	11,692	11,117
Change in deferred taxes, net	1,852	1,089
(Gain) loss on sale of fixed assets and investments	92	(4)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(2,162)	2,269
Inventories, net	(30,891)	(16,340)
Prepaid expenses, other current and non-current assets	(18,058)	(16,365)
Accounts receivable from/payable to related parties	12,092	(11,783)
Accounts payable, accrued expenses and other current and non-current liabilities	31,404	29,564
Net cash provided by (used in) operating activities	11,247	7,062
Investing Activities:
Purchases of property, plant and equipment	(10,412)	(3,648)
Proceeds from sale of property, plant and equipment	0	22
Disbursements of loans to related parties	46	48
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(183)	(3,065)
Net cash (used in) provided by investing activities	(10,549)	(6,643)
Financing Activities:
Short-term borrowings, net	(498)	(523)
Net cash (used in) provided by financing activities	(498)	(523)
Effect of exchange rate changes on cash and cash equivalents	7	10
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	207	(94)	225
Cash and cash equivalents at beginning of period	144
Cash and cash equivalents at end of period	351	131
Guarantors [Member] | FMCH [Member]
Operating Activities:
Net Income	297,279	153,832
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions	(292,855)	(140,042)
Depreciation and amortization	0	222
Changes in assets and liabilities, net of amounts from businesses acquired:
Prepaid expenses, other current and non-current assets	(35,608)	(36,830)
Accounts receivable from/payable to related parties	(8,660)	11,803
Accounts payable, accrued expenses and other current and non-current liabilities	658	(36)
Income tax payable	2,882	8,984
Net cash provided by (used in) operating activities	(36,304)	(2,067)
Investing Activities:
Disbursements of loans to related parties	53,715	(778,430)
Net cash (used in) provided by investing activities	53,715	(778,430)
Financing Activities:
Short-term borrowings, net	50,000
Long-term debt and capital lease obligations, net	(67,411)	117,406
Capital (decrease) increase	0
Net cash (used in) provided by financing activities	(17,411)	780,497
Non Guarantor Subsidiaries [Member]
Operating Activities:
Net Income	342,308	166,949
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	138,709	130,576
Change in deferred taxes, net	16,810	20,000
(Gain) loss on sale of fixed assets and investments	(8,808)	(603)
Stock Option Compensation Expense	0
Cash outflow from hedging	15,578
Investment gain	126,685
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(102,239)	(184,676)
Inventories, net	(871)	(64,895)
Prepaid expenses, other current and non-current assets	46,953	91,786
Accounts receivable from/payable to related parties	206,929	64,693
Accounts payable, accrued expenses and other current and non-current liabilities	2,327	44,264
Income tax payable	47,874	10,901
Net cash provided by (used in) operating activities	548,461	221,885
Investing Activities:
Purchases of property, plant and equipment	(122,015)	(120,064)
Proceeds from sale of property, plant and equipment	1,816	3,984
Disbursements of loans to related parties		0
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(1,702,618)	(1,002,127)
Proceeds from divestitures		0
Net cash (used in) provided by investing activities	(2,733,227)	(1,118,207)
Financing Activities:
Short-term borrowings, net	(58,862)	(14,264)
Long-term debt and capital lease obligations, net	1,110,476	1,467,769
Increase (decrease) of accounts receivable securitization program	(333,250)	(510,000)
Proceeds from exercise of stock options	583	156
Payment of dividends [N]	0	12
Capital (decrease) increase	1,600,482	3,150
Distributions to noncontrolling interests	(32,366)	(25,052)
Contributions from noncontrolling interests	5,350	3,939
Net cash (used in) provided by financing activities	2,292,413	925,710
Effect of exchange rate changes on cash and cash equivalents	15,052	20,360
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	122,699	49,748	342,401
Cash and cash equivalents at beginning of period	457,145
Cash and cash equivalents at end of period	579,845	392,149
Combining Adjustment [Member]
Operating Activities:
Net Income	(622,684)	(300,007)
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions	606,596	337,417
Depreciation and amortization	(7,112)	(6,310)
Change in deferred taxes, net	(495)	(2,105)
Changes in assets and liabilities, net of amounts from businesses acquired:
Inventories, net	2,910	7,842
Prepaid expenses, other current and non-current assets	176	264
Accounts receivable from/payable to related parties	3,161	(58,877)
Accounts payable, accrued expenses and other current and non-current liabilities	(342)	403
Income tax payable	(27,562)	(18,207)
Net cash provided by (used in) operating activities	(45,352)	(39,581)
Investing Activities:
Purchases of property, plant and equipment	8,162	6,637
Disbursements of loans to related parties	1,049,050	411,814
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	1,637,672	666,540
Net cash (used in) provided by investing activities	2,694,884	1,084,991
Financing Activities:
Long-term debt and capital lease obligations, net	(1,049,050)	(411,814)
Payment of dividends [N]	0	(12)
Capital (decrease) increase	(1,600,482)	(666,540)
Net cash (used in) provided by financing activities	(2,649,532)	(1,078,366)
Effect of exchange rate changes on cash and cash equivalents	0	12
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents		(32,944)	32,944
Cash and cash equivalents at end of period		$ 0